Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66221

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Mitchell Capital Funds

Mitchell Capital All-Cap Growth Fund - MCAEX

PROSPECTUS

February 1, 2013

Mitchell Capital Management Co.

11460 Tomahawk Creek Parkway, Suite 410

Leawood, Kansas 66211

913.428.3222

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the Fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

FUND SUMMARY

MITCHELL CAPITAL ALL-CAP GROWTH FUND

Investment Objective

The Mitchell Capital All-Cap Growth Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee	None
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution [and/or Service] (12b-1) Fees	None
Other Expenses[1]	0.76%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver/Expense Reimbursement	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[2]	0.99%

1.	Estimated for first year of operations.
2.	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2014, so that the Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expenses limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$101	$426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.

Principal Investment Strategies

The Fund invests primarily in a portfolio of common stocks that Mitchell Capital Management Co. (the “Adviser”) believes have above average future growth potential relative to their peers. The Fund will invest primarily in U.S. companies without regard to market capitalization or industry segmentation.

In selecting securities for the Fund’s portfolio, the Adviser follows a three-step process. First, the Adviser applies a proprietary screen to parse the universe of available equities down to what it considers to be a manageable list. This screen focuses on debt levels, rate of revenue and earnings growth, earnings stability and specific valuation measures. The Adviser will look at companies that are experiencing improvement in the rate of revenue and earnings growth. Second, the Adviser narrows the list of prospective companies by, among other things, reviewing financial statements, conducting interviews with company management and industry contacts and analyzing competitive advantages. The third step is building a consensus among the portfolio managers to make the decision to invest in the company. The portfolio managers consider the company and its industry growth rate, ability to defend the competitive advantage, diversification of the portfolio and valuation when building a consensus. Once the consensus is built, the portfolio managers determine the amount of the initial purchase.

The Fund may also invest in foreign companies, including companies located in emerging market countries, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs are denominated in U.S. dollars, and trade on U.S. exchanges.

The Adviser will normally seek to construct a diversified portfolio generally consisting of 25-50 securities positions.

The Adviser may sell a security when it determines a company’s fundamentals are deteriorating, valuation exceeds historical ranges and when new opportunities are uncovered.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Growth Stock Risk. Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

Risks of Small and Medium Capitalization Companies. The Fund invests in small and medium sized companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Portfolio Management

Investment Adviser. Mitchell Capital Management Co.

Portfolio Managers. Rich Jones has been the portfolio manager of the Fund since inception in February, 2013. He is Vice President and Equity Portfolio Manager of Mitchell Capital Management Co.

Jonn Wullschleger, CFA, has been the portfolio manager of the Fund since inception in February 2013. He is Vice President and Equity Portfolio Manager of Mitchell Capital Management Co.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$2,500 for all account types	By Mail: Mitchell Capital Funds [Insert name of specific Fund(s)]
There is no minimum amount for subsequent investments.	Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206

By Phone: (855) 626-8034

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (855) 626-8034, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL

INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective of the Funds

The investment objective of the Mitchell Capital All-Cap Growth Fund (the “Fund”) is to seek capital appreciation

The Fund’s investment objective is not fundamental and may be changed without shareholder approval.

Principal Investment Strategies

The Fund invests primarily in a portfolio of common stocks that Mitchell Capital Management Co. (the “Adviser”) believes have above average future growth potential relative to their peers. The Fund will invest primarily in U.S. companies without regard to market capitalization or industry segmentation.

In selecting securities for the Fund’s portfolio, the Adviser follows a three-step process. First, the Adviser applies a proprietary screen to parse the universe of available equities down to what it considers to be a manageable list. This screen focuses on debt levels, rate of revenue and earnings growth, earnings stability and specific valuation measures. The Adviser will look at companies that are experiencing improvement in the rate of revenue and earnings growth. This can be accomplished by either having the rate of growth accelerate or, in the case of more cyclical companies, having the deterioration of growth moderate. Earnings stability also plays an important role in the screening process. The volatility of each company’s five year historical earnings growth is compared to the universe and only those that have lower volatility than the average company make it through the screen. Valuation is also a factor that is considered. The Adviser will also consider a company’s price to earnings ratio (PE). PE is divided by the projected earnings growth rate (G) to come up with a PEG ratio. The Adviser then analyzes the PEG ratio to determine companies that are attractive for initial purchase.

Second, the Adviser narrows the list of prospective companies by, among other things, reviewing financial statements, conducting interviews with company management and industry contacts and analyzing competitive advantages. The companies’ financial statements (income statement, balance sheet and cash flow statement) are reviewed and compared with each other to confirm that they are indicating fundamental improvement. For example, if a company is experiencing higher revenue and earnings in the income statement, it should also see an improvement in the equity portion of the balance sheet and cash flow from operations should also be increasing. Interviews with company management and industry participants are used to determine the competitive advantage of the company and the ability to defend the advantage. The competitive advantage could consist of proprietary technology, patent protection, size or other factors. A company with a solid competitive advantage should be able to increase its market share and raise prices in an inflationary environment.

The third step is building a consensus among the portfolio managers to make the decision to invest in the company. The portfolio managers consider the company and its industry growth rate, ability to defend the competitive advantage, diversification of the portfolio and valuation when building a consensus. Once the consensus is built, the portfolio managers determine the amount of the initial purchase.

The Fund may also invest in foreign companies, including companies located in emerging market countries, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs are denominated in U.S. dollars, and trade on U.S. exchanges.

The Adviser will normally seek to construct a diversified portfolio generally consisting of 25-50 securities positions.

The Adviser may sell a security when it determines a company’s fundamentals are deteriorating, valuation exceeds historical ranges and when new opportunities are uncovered.

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Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are described below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. The Fund’s net asset value may decline as a result of this risk.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Growth Stock Risk. Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

Risks of Small and Medium Capitalization Companies. The Fund invests in small and medium sized companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities or larger companies, which could lead to higher transaction costs. Small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may lack management experience.

Foreign Securities Risk. The Fund may invest in foreign securities, including ADRs. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

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An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of capital appreciation.

•	Investors who want exposure to the large, medium and small cap securities markets.

•	Investors willing to accept price fluctuations in their investment.

Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $2,500 for all account types. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

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Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

Mitchell Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Mitchell Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire—You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (855) 626-8034 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to the specific Mitchell Capital Fund in which you want to invest

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus. To send a bank wire, call Shareholder Services at (855) 626-8034 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

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Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (855) 626-8034 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (855) 626-8034.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees.

By Mail. You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

Mitchell Capital Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Mitchell Capital Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in

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the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (855) 626-8034 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (855) 626-8034. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund and its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Frequent Purchases and Redemptions

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Fund does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund (i.e., typically domestic securities of large capitalization issuers).

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The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (855) 626-8034. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may redeem all of your shares in the Fund on 45 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 45 day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”) plus any applicable sales charge. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. Because the Funds may hold portfolio securities that traded in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund’s assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Adviser at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market

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prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in the Fund.

The Fund expects to distribute substantially all of its net investment income and net realized gains to their shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

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Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of the Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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MANAGEMENT OF THE FUND

Adviser. Mitchell Capital Management Co., 11460 Tomahawk Creek Parkway, Suite 410, Leawood, Kansas 66211, serves as adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was founded in 1987.

The Adviser provides high-quality professional expertise for individuals, high net worth individuals, pension and profit sharing plans, charitable organizations and other corporations.

As of September 30, 2012, Mitchell Capital Management Co. had assets under management of $636 million. Mitchell Capital Management Co. is 95% owned by current employees with 5% held by the retired founders. Messrs. Jones and Wullschleger, the portfolio managers of the Fund, each own more than 25% of the Adviser.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 0.99% of the net assets of the Fund. The contractual agreement is effective through May 31, 2014. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

A discussion of the factors that the Board of Trustees considered in approving the Fund’s advisory agreement will be available in the Fund’s first semi-annual report.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

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Portfolio Managers.

Rich Jones – Vice President and Equity Portfolio Manager of the Adviser. Mr. Jones has over 32 years of investment management experience. He joined the Adviser in 1996 and currently services as an Equity Portfolio Manager. Mr. Jones began his career in 1980 in the trust department of First National Bank of Kansas City where he had portfolio responsibility for trust and pooled fund accounts of approximately $400 million. In 1993, Mr. Jones joined Atwood & Palmer as an equity manager.

Jonn Wullschleger, CFA – Vice President and Equity Portfolio Manager of the Adviser. Mr. Wullschleger has over 21 years of investment management experience. He joined the Adviser in 2000 and currently serves as an Equity Portfolio Manager. Mr. Wullschleger began his career in 1991 in a bank trust department and an insurance company where he served as an equity analyst and portfolio manager. Mr. Wullschleger is a member of the CFA Institute.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (855) 626-8034. You may also request other information about the Fund and make shareholder inquiries. The requested documents will be sent within three business days of receipt of the request.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

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Mitchell Capital Funds

Mitchell Capital All-Cap Growth Fund

(MCAEX)

A Series of the Valued Advisers Trust

Statement of Additional Information

February 1, 2013

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Mitchell Capital All-Cap Growth Fund (the “Fund”) dated February 1, 2013. A free copy of the Prospectus can be obtained by writing Huntington Asset Services, Inc., the Fund’s transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at (855) 626-8034.

FINANCIAL STATEMENTS	40

EXHIBIT A	A-1

EXHIBIT B	B-1

EXHIBIT C	C-1

DESCRIPTION OF THE TRUST AND THE FUND

The Mitchell Capital All-Cap Growth Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Mitchell Capital Management Co. (the “Adviser”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends, and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value (plus any applicable sales charge) next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A.	Equity Securities.

Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B.	Depositary Receipts.

The Fund may invest in foreign securities either directly or by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depository receipt facilities may be established as either “unsponsored” or “sponsored”. While depository receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depository receipt holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depository receipts generally bear all the costs of such facility. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depository receipts.

Sponsored depository receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depository receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities. Risks associated with direct investments in foreign securities, rather than through depository receipts, are described below under “Foreign Securities.”

C.	Foreign Securities.

The Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

D.	Emerging Markets Securities.

The Fund may invest directly in emerging markets securities. To the extent the Fund invests in emerging market securities, the Fund could be subject to greater risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the underlying fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an underlying fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

E.	Temporary Investments.

To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any one issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

The Fund’s Adviser is Mitchell Capital Management Co., 11460 Tomahawk Creek Parkway, Suite 410, Leawood, Kansas 66211. Mitchell Capital Management Co. was formed in 1987 by Fred and Linda Mitchell and is 95% current employee owned with 5% held by retired founders.

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2014, so that the ratio of total annual operating expenses does not exceed 0.99% for the Fund. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and shareholder services (12b-1) fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The Adviser retains the right to use the name “Mitchell” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Mitchell” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

Rich Jones and Jonn Wullschleger have been the portfolio managers of the Fund since its inception in 2013. As of September 30, 2012, the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Pooled Investment Vehicles	0	0	0	0
Other Accounts	186	$270 million	None	None

Compensation: The Portfolio Managers receive compensation from the Adviser based on firm-wide profits as they each have an ownership interest in the Adviser.

Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. The Portfolio Managers may also carry on investment activities for their own account(s) and/or the accounts of family members. As a result of these activities, the Portfolio Managers are engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

The Fund is required to show the dollar amount range of each Portfolio Manager’s beneficial ownership of shares of the Fund as of the most recently completed fiscal year. Because the Fund is new, as of the date of this SAI, the Portfolio Managers do not beneficially own shares of the Fund.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dr. Merwyn R. Vanderlind, 76, Independent Trustee, August 2008 to present.	Retired consultant to Battelle Memorial Institute (International Science and Technology Research Enterprise) on business investments.
Ira Cohen, 53 Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005—present).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Trustee and Chairman, June 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee; the Pricing Committee; and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the year, the Audit Committee met six times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Adviser’s fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the year, the Pricing Committee did not meet.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the past year, the Governance and Nominating Committee met two times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Dr. Merwyn R. Vanderlind – Dr. Vanderlind has over 41 years of business experience, including as a consultant on business investments. He previously served in various executive management positions with an international science and technology research enterprise. Dr. Vanderlind was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of operational, management and corporate governance issues.

Ira Cohen – Mr. Cohen has over 20 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

R. Jeffrey Young – Mr. Young has over 20 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 48, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds since March 2011; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008.

John C. Swhear, 51, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Interim President of the Unified Series Trust since March 2012, and Senior Vice President from May 2007 to March 2012; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Carol J. Highsmith, 48, Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.

Matthew J. Miller, 36, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.

William J. Murphy, CPA, 49, Treasurer, December 2009 to present	Manager of Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2007; Assistant Treasurer of Unified Series Trust from February 2008 to May 2011; Treasurer and Chief Financial Officer of Dreman Contrarian Funds from February 2008 to March 2011.

Heather Bonds, 37 Secretary, September 2012 to present	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since January of 2004; currently Certified Paralegal and Section Manager 2.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2011 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Dr. Merwyn R. Vanderlind	A	A
Ira Cohen	A	A
Interested Trustee
R. Jeffrey Young	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Dr. Merwyn R. Vanderlind	$1,706	$0	$0	$29,000
Ira Cohen	$1,706	$0	$0	$29,000

*	As of the date of this SAI, the Trust consists of 13 series. Amounts given are estimates for the Fund’s initial fiscal period ended January 31, 2014.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. The Fund has not commenced operations prior to the date of this SAI and therefore the Fund does not have any shareholders who beneficially own of record 5% or more of the outstanding shares of the Fund

ANTI MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund’s portfolio decisions and placing each Fund’s portfolio transactions. In executing transactions and selecting brokers or dealers for each Fund, the Adviser will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Adviser shall consider such factors as it deems relevant, including the ability of the broker or dealer to settle the trade promptly and accurately, the financial condition of the broker or dealer, the Adviser’s past experience with similar type trades, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis, and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The sale of Fund shares may not be considered when determining the firms that are to execute brokerage transactions for the Funds. The Adviser will not use “soft dollar” commissions or rebates by brokerage firms of commissions generated by securities transactions of the Funds executed through those firms to pay expenses of the Adviser.

CODES OF ETHICS

The Trust, the Distributor and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (855) 626-8034. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (855) 626-8034 to request a copy, or by writing to Huntington Asset Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Indianapolis, IN 46208. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to procedures adopted by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets =	Net Asset Value Per Share
Shares Outstanding

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•

a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisers with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (s) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Funds paid no federal income tax in preceding years. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2012, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders for taxable years beginning on or prior to December 31, 2012, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 15% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 15% for such gain realized before January 1, 2013. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). Under current law, the maximum 15% tax rate on long-term capital gains and qualified dividend income will cease to apply for taxable years beginning after December 31, 2012; beginning in 2013, the maximum rate on long-term capital gains is scheduled to revert to 20%, and all ordinary dividends (including amounts treated as qualified dividends under the law currently in effect) would be taxed as ordinary income. Beginning in 2011, the Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Form 1099 will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%. Capital losses are subject to certain limitations.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen Average Cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method under which covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Current law provides that for taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Commodities. In August, 2011, the Internal Revenue Service (“IRS”) suspended the issuance of private letter rulings that authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities through Controlled Foreign Corporation and Commodity-Linked Notes. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS suggests that the tax treatment of such investments is now subject to some uncertainty.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Funds when, as and if they invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Exchange-Traded Notes and Privately Issued Notes. The Fund may invest in ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Privately issued notes are similar to ETNs except that they are not listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The U.S. federal income tax treatment of ETNs and privately issued note is uncertain in many respects. The IRS has issued very limited guidance. Most ETN prospectuses, PPMs, and SAIs decline to address issues applicable to a RIC’s investment in an ETN in light of the uncertainty.

Although ETNs and privately issued notes are in form indebtedness, they are generally not treated as debt for tax purposes because the return on such a note does not have a clear “interest” component that is based primarily upon the time value of money. For U.S. federal income tax purposes, in most cases the issuer of the ETN or privately issued note and the investors agree to treat all such notes, except certain currency ETNs, as prepaid executory contracts (such as a forward contract) with respect to the relevant index. If such a note were treated in this manner, investors would recognize gain or loss upon the sale, redemption, or maturity of their note in an amount equal to the difference between the amount they receive at such time and their tax basis in the note . Investors generally agree to treat such gain or loss as capital gain or loss, except with respect to those notes for which investors agree to treat such gain or loss as ordinary. Investors in instruments characterized as prepaid forward contracts typically, although not invariably, take the position that they are not required to accrue any income other than stated coupons, if any.

One key question is whether the income generated by an ETN or privately issued notes is good income for purposes of the RIC qualification tests. There is some uncertainty on this subject. The general approach in this regard is to look to the underlying benchmark or strategy. Certain benchmarks or strategies are similar to investments that produce good income and thus the thinking is that the ETNs or privately issued notes would produce good income. On the other hand, other benchmarks or strategies are similar to investments that do not produce good income and thus such ETNs or privately issued notes would not produce good income. Note, however, that there is no guidance on this subject.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs and REMICs. To the extent such investments are permissible for the Fund, the Fund may invest in REITs. The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may also require the Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would not have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

The Fund may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, should the Fund invest in such interests, it may not be a suitable investment for charitable remainder trusts, as noted below.

In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below).

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under legislation originally enacted in 2004, which was extended, the Fund was generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions were generally not subject to U.S. tax withholding. Although the Fund made allowable designations for dividends declared, the provision expired for the Fund’s tax years beginning after 2012. Although the U.S. Congress is considering an extension of the provision, there can be no assurance that the provision will be extended. If the provision is extended, distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Effective January 1, 2014, the Fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2015) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund was either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund was a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through”

USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund was a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund’s shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund’s shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard. A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0. 0075% of the first $100 million of market value; and 0.0050% of market value in excess of $100 million. The Custodian also receives various transaction-based fees. Custodial fees are subject to a $ 350 monthly minimum fee per Fund account.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Distributor. The officers of the Trust also are officers and/or employees of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from the Fund of $1.50 per shareholder account (subject to a minimum annual fee of $15,000 in year one and $20,000 thereafter) for these transfer agency services.

In addition, Huntington provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from the Fund at an annual rate equal to 0.04% of the Fund’s average daily net assets up to $100 million, 0.02% of the Fund’s average daily net assets from $100 million to $250 million, 0.01% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.005% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $25,000).

Huntington also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from the Fund equal to an annual rate of 0.06% of the Fund’s average daily net assets under $100 million, 0.05% of the Fund’s average daily net assets from $100 million to $250 million, and 0.04% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.02% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $25,000 in year one and $37,500 thereafter). Huntington also receives a compliance program services fee of $3,000 per annum from the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd. has been selected as Independent Registered Public Accounting Firm for the Fund for the fiscal year ending January 31, 2014. Cohen will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Ste. 310, Leawood, KS 66211, serves as legal counsel for the Trust and Funds.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor. As a result, such persons are affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements. You can receive free copies of reports (once available), request other information and discuss your questions about the Fund by contacting the Trust directly at:

Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of the Fund (each an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Advisor of the Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of the Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

A-1

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If the Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of the Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

A-2

EXHIBIT B

Mitchell Capital Management Co.

Proxy Voting Policy and Procedures

Mitchell Capital Management Co.

Proxy Voting Policy

November 14, 2012

Policy

Mitchell Capital Management (MCM) has responsibility for voting proxies for portfolio securities consistent with the best economic interest of the clients. Proxies are voted on a best efforts basis. MCM maintains written policies procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolios securities and maintaining relevant and required records.

Responsibility

The Chief Compliance Officer (CCO) and Director of Operations (DO) have the responsibility for creating, amending, and monitoring our proxy voting policy. The proxy voting coordinator is responsible for implementing the proxy procedures, practices and recordkeeping.

Procedure

MCM has adopted procedures to implement the firm’s policy and reviews it to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which are as follows:

1.	Voting Procedures

The administrative staff coordinates the physical voting process and recordkeeping of votes for both the broader company and individual accounts.

The majority of proxies are voted on-line at www.proxyvote.com . If a company is not setup for online proxy voting, once the paper copy has been received, we will set it up to vote online at www.proxyvote.com.

Reporting

Voted ballots are sent to clients as requested or upon contractual agreement.

Portfolio Managers

Vote proxy, sign the ballot and make any notes that would reflect votes against management and returns to proxy coordinator.

Monitoring

The DO reviews all ballots to ensure proper procedures have been followed

Policies Prohibiting Voting of Proxies

MCM votes most proxies for clients where voting authority has been given to MCM by the client. However, in some circumstances, MCM may not vote some proxies:

a)	Proxies for securities held in an unsupervised portion of a client’s account

b)	Proxies that require MCM to travel overseas in order to vote

c)	Proxies that are written in a language other than English.

Disclosure

a)	MCM will provide information in its disclosure document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how MCM voted clients’ proxies, and that clients may request a copy of these policies and procedures.

b)	When MCM is contractually obligated to vote proxies for a new client, the DO will ensure that each new client receives the current proxy policy.

Client Requests for Information

a)	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the proxy coordinator.

b)	The proxy coordinator retains client proxy reports on the MCM network. Requested documents are sent via e-mails to the appropriate portfolio administrator, who forwards to the client.

2.	Voting Guidelines

While MCM’s policy is to review each proxy proposal on its individual merits, MCM has adopted guidelines for certain types of matters to assist the investment staff in the review and voting of proxies. These guidelines are:

Corporate Governance

a)	Election of Directors and Similar Matters

MCM will generally vote in favor of management’s proposed directors.

b)	Audit Committee Approvals

MCM generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. MCM will generally vote to rectify management’s recommendation and selection of auditors.

c)	Shareholder Rights

MCM may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.

d)	Anti-Takeover Measures, Corporate Restructurings and Similar Measures

MCM may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructure or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company stock.

e)	Capital Structure Proposals

MCM will evaluate capital structure proposals on their own merits on a case-by-case basis.

Compensation

a)	General

MCM generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, MCM generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. MCM may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

b)	Stock Option Plans

MCM evaluates proposed stock option plans and issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, MCM may consider, without limitation, the potential dilutive effect on the shareholder’s shares, the potential short and long-term economic effects on the company and shareholders and the actual terms of the proposed options.

Conflicts of Interest

The investment staff’s review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The investment staff examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the investment staff will defer the decision to the fund’s proxy voting committee, which is made up of independent trustees. Decisions made by the fund’s proxy voting committee will be used to vote proxies for the fund. For securities not held by a fund, MCM will either disclose the conflict to the client and obtain its consent before voting or suggest that the client engage another party to determine how the proxies should be voted.

Recordkeeping

Proxy coordinator shall retain the following proxy records in accordance with the SEC’s five year retention requirement.

a)	Proxy voting policies and procedures

b)	Proxy statements received for client securities

c)	Records of votes case on behalf of clients

d)	Records of client requests for proxy voting information and written responses by MCM to such requests will be maintained in the client’s correspondence folder

e)	Documents prepared by MCM that were material to making a proxy voting decision or memorialize the basis for the decision.

f)	All such records will be maintained as required by applicable laws and regulations.

If a client wants to vote the proxy on any or all of their holdings, the client needs to contact Mitchell Capital Management Co (913-428-3222) to inform them of this request. MCM will then direct the custodian and/or company to send all current and future proxy voting material directly to that client.

This policy is reviewed annually.

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1. The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3. The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees

APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the

Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Filed herewith.

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(d)(2)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed December 9, 2009 (File No. 811-22208).

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(5)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(d)(6)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(d)(7)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(d)(8)	(i) Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(ii) Amendment to the Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Mitchell Capital Management Co. – Filed herewith.

(d)(14)	Investment Advisory Agreement between the Trust and Dreman Value Management, LLC – To be filed.

(d)(15)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC – To be filed.

(d)(16)	Investment Subadvisory Agreement between SMI Advisory Services, LLC and Reams Asset Management – To be filed.

(e)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed July 6, 2009 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Filed herewith.

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and Citibank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(g)(5)	Custody Agreement between the Trust and FOLIOfn Investments, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(h)(4)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(h)(5)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(h)(6)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(h)(7)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(h)(8)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(h)(9)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(h)(10)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(h)(11)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Mitchell Capital Management Co. – Filed herewith.

(h)(12)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dreman Value Management, LLC – To be filed.

(h)(13) Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC – To be filed.

(h)(14)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(h)(15)	Expense Limitation Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(h)(16)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 28, 2012 (File No. 811-22208).

(h)(17)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(h)(18)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(h)(19)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 92 filed December 13, 2012 (File No. 811-22208).

(h)(20)	Expense Limitation Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(h)(21)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(h)(22)	Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(h)(23)	Expense Limitation Agreement between the Trust and Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(h)(24)	Expense Limitation Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(h)(25)	Expense Limitation Agreement between the Trust and Mitchell Capital Management Co. – Filed herewith.

(h)(26)	Expense Limitation Agreement between the Trust and Dreman Value Management, LLC – To be filed.

(h)(27)	Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC – To be filed.

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(i)(6)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 28, 2012 (File No. 811-22208).

(i)(7)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(i)(8)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(i)(9)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(i)(10)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(i)(11)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 83 Filed September 28, 2012 (File No. 811-22208).

(i)(12)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(i)(13)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TVAM International Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(i)(14)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed February 29, 2012 (File No. 811-22208).

(i)(15)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 82 filed September 28, 2012 (File No. 811-22208).

(i)(16)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(i)(17)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(i)(18)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Mitchell Capital All-Cap Growth Fund – Filed herewith.

(i)(19)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund – To be filed.

(i)(20)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Sound Mind Funds – To be filed.

(j)(1)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(j)(2)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 28, 2012 (File No. 811-22208).

(j)(3)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 83 filed September 28, 2012 (File No. 811-22208).

(j)(4)	Consent of Ashland Partners & Company, LLP, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed May 30, 2012 (File No. 811-22208).

(j)(5)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed February 29, 2012 (File No. 811-22208).

(j)(6)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(j)(7)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 82 filed September 28, 2012 (File No. 811-22208).

(j)(8)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Cloud Capital Strategic Large Cap Fund, and Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No.811-22208).

(j)(9)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund – To be filed.

(j)(10)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Granite Value Fund – To be filed.

(j)(11)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the TVAM International Intrinsic Value Fund – To be filed.

(j)(12)	Consent of Ashland Partners & Company, LLP, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(j)(13)	Consent of Ashland Partners & Company, LLP, with respect to the TVAM International Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(j)(14)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(j)(15)	Consent of Ashland Partners & Company, LLP, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(j)(16)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Mitchell Capital All-Cap Growth Fund – Filed herewith.

(j)(17)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Dreman Contrarian Small Cap Value Fund – To be filed.

(j)(18)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds – To be filed.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (file No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed October 26, 2011 (File No. 811-22208).

(m)(5)	Distribution Plan under Rule 12b-1 for Longview Global Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(m)(6)	Distribution Plan under Rule 12b-1 for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(m)(7)	Distribution Plan under Rule 12b-1 for Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(m)(8)	Distribution Plan under Rule 12b-1 for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(m)(9)	Distribution Plan under Rule 12b-1 for Dreman Contrarian Small Cap Value Fund – To be filed.

(n)(1)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 filed September 22, 2011 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(n)(4)	Rule 18f-3 Plan for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(n)(5)	Rule 18f-3 Plan for Dreman Contrarian Small Cap Value Fund – To be filed.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(p)(3)	Code of Ethics for TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(p)(4)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(5)	Code of Ethics for Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(6)	Code of Ethics for Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(7)	Code of Ethics for Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(p)(8)	Code of Ethics for Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(p)(9)	Code of Ethics for Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(p)(10)	Code of Ethics for Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(p)(11)	Code of Ethics for Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(p)(12)	Code of Ethics for Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 93 filed December 13, 2012 (File No. 811-22208).

(p)(13)	Code of Ethics for Todd Veredus Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-22208).

(p)(14)	Code of Ethics for BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(p)(15)	Code of Ethics for Mitchell Capital Management Co. – Filed herewith.

(p)(16)	Code of Ethics for Dreman Value Management, LLC – To be filed.

(p)(17)	Code of Ethics for SMI Advisory Services, LLC – To be filed.

(p)(18)	Code of Ethics for Reams Asset Management – To be filed.

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008; Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010; and Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, Inc., Dreman Contrarian Funds, H C Capital Trust, Huntington Funds, and Unified Series Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Anna Maria Spurgin**	President	None
John C. Swhear**	Chief Compliance Officer	Vice President and Chief Compliance Officer
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Varanont O. Ruchira**	Assistant Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c) Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, TEAM Asset Strategy Fund, Geier Strategic Total Return Fund, Angel Oak Multi-Strategy Income Fund, Longview Global Allocation Fund, Green Owl Intrinsic Value Fund, Granite Value Fund, TVAM International Intrinsic Value Fund, BRC Large Cap Focus Equity Fund, Mitchell Capital All-Cap Growth Fund, and Dreman Contrarian Small Cap Value Fund).

(b)	Citibank, N.A., 388 Grenwich Street, New York, New York 10013 (records relating to its functions as custodian for LS Opportunity Fund).

(c)

IndexEdge Investment Consulting, LLC, 650 Poydras Street, Suite 1400, New Orleans, Louisiana 70130 (records relating to its function as the investment adviser to IndexEdge® Long-Term Portfolio Fund – terminated fund on December 9, 2009).

(d)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(e)	TEAM Financial Asset Management, LLC, 800 Corporate Circle, Suite 106, Harrisburg, Pennsylvania 17110 (records relating to its function as the investment adviser to TEAM Asset Strategy Fund).

(f)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(g)	Independence Capital Asset Partners, LLC, 1400 16th Street, Suite 520, Denver, Colorado 80202 (records relating to its function as investment sub-adviser to LS Opportunity Fund).

(h)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Fund).

(i)	Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Fund).

(j)	Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104 (records relating to its function as investment adviser to Geier Strategic Total Return Fund).

(k)	Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Rd. NW, Suite 1080, Atlanta, Georgia 30342 (records relating to its function as investment adviser to Angel Oak Multi-Strategy Income Fund).

(l)	Longview Capital Management, LLC, 2 Mill Road, Suite 105, Wilmington, Delaware 19806 (records relating to its function as investment adviser to Longview Global Allocation Fund).

(m)	Cloud Capital, LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135 (records relating to its function as investment adviser to Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(n)

FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102 (records relating to its function as custodian for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(o)	Kovitz Investment Group, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

(p)	Granite Investment Advisors, Inc., 11 S. Main St., Suite 501, Concord, New Hampshire 03302 (records relating to its function as investment adviser to Granite Value Fund).

(q)	Todd Veredus Asset Management, LLC, 101 South 5th Street, Louisville, KY 40202 (records relating to its function as investment adviser to TVAM International Intrinsic Value Fund).

(r)	BRC Investment Management LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado 80111 (records relating to its function as investment adviser to BRC Large Cap Focus Equity Fund).

(s)	Michel Capital Management Co., 11460 Tomahawk Creek Parkway, Suite 410, Leawood, Kansas 66211 (records relating to its function as investment adviser to Mitchell Capital All-Cap Growth Fund).

(t)	Dreman Value Management, LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311 (records relating to its function as investment adviser to Dreman Contrarian Small Cap Value Fund).

(u)	SMI Advisory Services, LLC, 11135 Baker Hollow Road, Columbus, Indiana 47201 (records relating to its function as investment adviser to the Sound Mind Funds).

(v)	Reams Asset Management, a division of Scout Investment Advisors, Inc., 227 Washington Street, Columbus, Indiana 47202 (records relating to its function as subadviser to the Sound Mind Funds.

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 99 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 1st day of February, 2013.

VALUED ADVISERS TRUST

By:	*
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		February 1, 2013
Dr. Merwyn Vanderlind, Trustee		Date

*		February 1, 2013
Ira Cohen, Trustee		Date

*		February 1, 2013
R. Jeffrey Young, President and Trustee		Date

*		February 1, 2013
William J. Murphy, Treasurer and Principal Financial Officer		Date

* By:	/s/ Carol J. Highsmith	February 1, 2013
Carol J. Highsmith, Vice President, Attorney in Fact		Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE

INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust

(d)(13)	Investment Advisory Agreement between the Trust and Mitchell Capital Management Co.

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank

(h)(11)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Mitchell Capital Management Co.

(h)(25)	Expense Limitation Agreement between the Trust and Mitchell Capital Management Co.

(i)(18)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc.

(j)(16)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants

(p)(15)	Code of Ethics for Mitchell Capital Management Co.